Document And Entity Information	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2023
Entity Registrant Name	Acorda Therapeutics, Inc.
Entity Central Index Key	0001008848
Entity Emerging Growth Company	false
Securities Act File Number	001-31938
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3831168
Entity Address, Address Line One	2 Blue Hill Plaza
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Pearl River
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10965
City Area Code	914
Local Phone Number	347-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ACOR
Security Exchange Name	NASDAQ